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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-07324

Gardner Lewis Investment Trust

(Exact name of registrant as specified in charter)

285 Wilmington-West Chester Pike Chadds Ford, Pennsylvania	19317

(Address of principal executive offices)	(Zip code)

CT Corporation System

155 Federal Street, Suite 700             Boston, MA  02110

(Name and address of agent for service)

With a copy to:

Tina H. Bloom
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

and

John H. Lively, Esq.
The Law Offices of John H. Lively & Associates, Inc.
A member Firm of The 1940 Act Law GroupTM
2041 West 141st Terrace, Suite 119
Leawood, KS  66224

Registrant's telephone number, including area code: (610) 558-2800

Date of fiscal year end:     October 31, 2012

Date of reporting period:    July 31, 2012

Item 1.	Schedule of Investments.

The Chesapeake Growth Fund
Schedule of Investments
July 31, 2012 (Unaudited)

Common Stocks - 94.7%	Shares	Value
Consumer Discretionary - 22.5%
Automobiles - 0.7%
Harley-Davidson, Inc.	1,775	$76,733

Hotels, Restaurants & Leisure - 5.1%
Starwood Hotels & Resorts Worldwide, Inc.	3,960	214,434
Vail Resorts, Inc.	6,255	310,498
		524,932
Internet & Catalog Retail - 5.9%
Amazon.com, Inc. *	1,489	347,384
Liberty Interactive Corp. - Series A *	14,225	266,434
		613,818
Media - 9.7%
DIRECTV - Class A *	6,770	336,198
Discovery Communications, Inc. - Class C *	3,795	176,923
Liberty Media Corp. - Liberty Capital *	5,139	486,149
		999,270
Multi-Line Retail - 1.1%
Nordstrom, Inc.	2,090	113,153

Consumer Staples - 1.1%
Food & Staples Retailing - 1.1%
Whole Foods Market, Inc.	1,215	111,513

Energy - 7.7%
Oil, Gas & Consumable Fuels - 7.7%
Anadarko Petroleum Corp.	4,580	318,035
EOG Resources, Inc.	1,970	193,080
Pioneer Natural Resources Co.	3,165	280,514
		791,629
Financials - 9.8%
Diversified Financial Services - 8.3%
Bank of America Corp.	33,635	246,881
Citigroup, Inc.	6,384	173,198
CME Group, Inc.	2,345	122,198
MasterCard, Inc. - Class A	731	319,132
		861,409

The Chesapeake Growth Fund
Schedule of Investments (Continued)

Common Stocks - 94.7% (Continued)	Shares	Value
Financials - 9.8% (Continued)
Real Estate Management & Development - 1.5%
CBRE Group, Inc. *	9,855	$153,541

Health Care - 6.5%
Biotechnology - 2.2%
Gilead Sciences, Inc. *	4,150	225,470

Health Care Providers & Services - 4.3%
Humana, Inc.	7,235	445,676

Industrials - 7.8%
Aerospace & Defense - 5.5%
Boeing Co. (The)	3,600	266,076
HEICO Corp.	2,665	95,114
Spirit AeroSystems Holdings, Inc. - Class A *	8,800	206,800
		567,990
Professional Services - 2.3%
Acacia Research Corp. *	8,565	242,475

Information Technology - 29.6%
Communications Equipment - 1.5%
QUALCOMM, Inc.	2,655	158,450

Computers & Peripherals - 10.5%
Apple, Inc. *	1,274	778,108
EMC Corp. *	3,995	104,709
NCR Corp. *	8,790	204,983
		1,087,800
Internet Software & Services - 7.7%
Baidu, Inc. - ADR *	1,550	186,806
Facebook, Inc. - Class A *	7,370	160,003
Google, Inc. - Class A *	374	236,731
MercadoLibre, Inc.	1,560	104,223
Youku Tudou, Inc. - ADR *	6,280	106,823
		794,586
Semiconductors & Semiconductor Equipment - 1.8%
ARM Holdings plc - ADR	7,260	188,615

Software - 8.1%
Citrix Systems, Inc. *	2,000	145,360

The Chesapeake Growth Fund
Schedule of Investments (Continued)

Common Stocks - 94.7% (Continued)	Shares	Value
Information Technology - 29.6% (Continued)
Software - 8.1% (Continued)
NetSuite, Inc. *	1,995	$110,403
salesforce.com, inc. *	1,000	124,360
Splunk, Inc. *	5,405	158,907
TIBCO Software, Inc. *	3,509	98,568
VMware, Inc. - Class A *	2,175	197,403
		835,001
Materials - 4.8%
Chemicals - 0.5%
Monsanto Co.	625	53,513
Containers & Packaging - 2.3%
Crown Holdings, Inc. *	6,600	236,940

Metals & Mining - 2.0%
Freeport-McMoRan Copper & Gold, Inc.	6,190	208,417

Telecommunication Services - 4.9%
Diversified Telecommunication Services - 4.9%
Equinix, Inc. *	2,824	503,180

Total Common Stocks (Cost $7,692,538)		$9,794,111

The Chesapeake Growth Fund
Schedule of Investments (Continued)

Money Market Funds - 5.7%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (a)	295,031	$295,031
Fidelity Institutional Money Market Portfolio - Class I, 0.18% (a)	295,031	295,031
Total Money Market Funds (Cost $590,062)		$590,062

Total Investments at Value - 100.4% (Cost $8,282,600)		$10,384,173

Liabilities in Excess of Other Assets - (0.4%)		(44,772)

Total Net Assets - 100.0%		$10,339,401

ADR	- American Depositary Receipt.

*	Non-income producing security.
(a)	Variable rate security. The rate shown is the 7-day effective yield as of July 31, 2012.

See accompanying notes to Schedule of Investments.

The Chesapeake Growth Fund
Notes to Schedule of Investments
July 31, 2012 (Unaudited)

1.	Securities Valuation

The Chesapeake Growth Fund’s (the “Fund”) investments in securities are carried at value.  Securities that are traded on any stock exchange are generally valued at the last quoted sale price.  Lacking a last sales price, an exchange traded security is generally valued at its last bid price.  Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price.  Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees and will be classified as Level 2 or 3 (see below) within the fair value hierarchy, depending on the inputs used.  Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates market value.

Accounting principles generally accepted in the United States of America (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  For disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2012:

	Level 1	Level 2	Level 3	Total

Common Stocks	$9,794,111	$-	$-	$9,794,111
Money Market Funds	590,062	-	-	590,062
Total	$10,384,173	$-	$-	$10,384,173

Refer to the Fund’s Schedule of Investments for a listing of the common stocks valued using Level 1 inputs by industry type.  As of July 31, 2012, the Fund did not have any transfers in and out of any Level.  There were no Level 2 or Level 3 securities or derivative instruments held in the Fund as of July 31, 2012.  It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

The Chesapeake Growth Fund
Notes to Schedule of Investments (Continued)

2.	Investment Transactions

Investment transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of July 31, 2012:

Tax cost of portfolio investments	$8,431,242

Gross unrealized appreciation	$2,639,670
Gross unrealized depreciation	(686,739)
Net unrealized appreciation	$1,952,931

The difference between the federal tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP.  These timing differences are temporary in nature and are due to the tax deferral of losses on wash sales.

4.	Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share. As of July 31, 2012, the Fund had 29.6% of the value of its net assets invested in stocks within the Information Technology sector. From time to time, a particular set of circumstances may affect this sector or companies within the sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected.

The Chesapeake Core Growth Fund
Schedule of Investments
July 31, 2012 (Unaudited)

Common Stocks - 92.7%	Shares	Value
Consumer Discretionary - 17.9%
Hotels, Restaurants & Leisure - 2.1%
Starwood Hotels & Resorts Worldwide, Inc.	11,135	$602,960

Internet & Catalog Retail - 5.2%
Amazon.com, Inc. *	4,409	1,028,620
priceline.com, Inc. *	759	502,261
		1,530,881
Media - 5.0%
DIRECTV - Class A *	13,588	674,780
Liberty Media Corp. - Liberty Capital *	8,565	810,249
		1,485,029
Multiline Retail - 5.6%
Dollar Tree, Inc. *	17,894	900,784
Macy's, Inc.	21,155	758,195
		1,658,979
Consumer Staples - 2.1%
Food & Staples Retailing - 2.1%
Costco Wholesale Corp.	3,180	305,852
Whole Foods Market, Inc.	3,450	316,641
		622,493
Energy - 9.5%
Energy Equipment & Services - 2.8%
National Oilwell Varco, Inc.	11,285	815,905

Oil, Gas & Consumable Fuels - 6.7%
Anadarko Petroleum Corp.	12,997	902,512
EOG Resources, Inc.	10,813	1,059,782
		1,962,294
Financials - 11.5%
Diversified Financial Services - 10.5%
Bank of America Corp.	94,410	692,969
Citigroup, Inc.	19,289	523,311
CME Group, Inc.	10,805	563,049
JPMorgan Chase & Co.	11,050	397,800
MasterCard, Inc. - Class A	2,071	904,136
		3,081,265
Real Estate Management & Development - 1.0%
CBRE Group, Inc. *	19,695	306,848

The Chesapeake Core Growth Fund
Schedule of Investments (Continued)

Common Stocks - 92.7% (Continued)	Shares	Value
Health Care - 7.8%
Biotechnology - 2.2%
Gilead Sciences, Inc. *	11,770	$639,464

Health Care Providers & Services - 5.6%
Express Scripts Holding Co. *	13,155	762,201
Humana, Inc.	14,240	877,184
		1,639,385
Industrials - 4.5%
Aerospace & Defense - 2.5%
Boeing Co. (The)	9,990	738,361

Machinery - 2.0%
Danaher Corp.	11,265	594,905

Information Technology - 30.5%
Communications Equipment - 1.5%
QUALCOMM, Inc.	7,505	447,898

Computers & Peripherals - 10.5%
Apple, Inc. *	3,594	2,195,072
EMC Corp. *	34,115	894,154
		3,089,226
Internet Software & Services - 7.2%
Baidu, Inc. - ADR *	4,400	530,288
Facebook, Inc. - Class A *	20,880	453,305
Google, Inc. - Class A *	1,782	1,127,952
		2,111,545
Semiconductors & Semiconductor Equipment - 5.9%
ARM Holdings plc - ADR	20,675	537,136
Broadcom Corp. - Class A *	16,450	557,326
Intel Corp.	25,295	650,082
		1,744,544
Software - 5.4%
Citrix Systems, Inc. *	5,620	408,462
salesforce.com, inc. *	4,755	591,332
VMware, Inc. - Class A *	6,445	584,948
		1,584,742

The Chesapeake Core Growth Fund
Schedule of Investments (Continued)

Common Stocks - 92.7% (Continued)	Shares	Value
Materials - 4.0%
Chemicals - 2.0%
Monsanto Co.	6,990	$598,484

Metals & Mining - 2.0%
Freeport-McMoRan Copper & Gold, Inc.	17,310	582,827

Telecommunication Services - 4.9%
Diversified Telecommunication Services - 4.9%
Equinix, Inc. *	8,003	1,425,975

Total Common Stocks (Cost $23,814,654)		$27,264,010

Money Market Funds - 5.7%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (a)	837,664	$837,664
Fidelity Institutional Money Market Portfolio - Class I, 0.18% (a)	837,663	837,663
Total Money Market Funds (Cost $1,675,327)		$1,675,327

Total Investments at Value - 98.4% (Cost $25,489,981)		$28,939,337

Other Assets in Excess of Liabilities - 1.6%		483,281

Total Net Assets - 100.0%		$29,422,618

ADR	- American Depositary Receipt.

*	Non-income producing security.
(a)	Variable rate security. The rate shown is the 7-day effective yield as of July 31, 2012.

See accompanying notes to Schedule of Investments.

The Chesapeake Core Growth Fund
Notes to Schedule of Investments
July 31, 2012 (Unaudited)

1.	Securities Valuation

The Chesapeake Core Growth Fund’s (the “Fund”) investments in securities are carried at value.  Securities that are traded on any stock exchange are generally valued at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued at its last bid price.  Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price.  Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees and will be classified as Level 2 or 3 (see below) within the fair value hierarchy, depending on the inputs used. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates market value.

Accounting principles generally accepted in the United States of America (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  For disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2012:

	Level 1	Level 2	Level 3	Total

Common Stocks	$27,264,010	$-	$-	$27,264,010
Money Market Funds	1,675,327	-	-	1,675,327
Total	$28,939,337	$-	$-	$28,939,337

Refer to the Fund’s Schedule of Investments for a listing of the common stocks valued using Level 1 inputs by industry type.  As of July 31, 2012, the Fund did not have any transfers in and out of any Levels.  There were no Level 2 or Level 3 securities or derivative instruments held in the Fund as of July 31, 2012.  It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

The Chesapeake Core Growth Fund
Notes to Schedule of Investments (Continued)

2.	Investment Transactions

Investment transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of July 31, 2012:

Tax cost of portfolio investments	$26,424,516

Gross unrealized appreciation	$4,735,331
Gross unrealized depreciation	(2,220,510)
Net unrealized appreciation	$2,514,821

The difference between the federal tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP.  These timing differences are temporary in nature and are due to the tax deferral of losses on wash sales.

4.	Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share. As of July 31, 2012, the Fund had 30.5% of the value of its net assets invested in stocks within the Information Technology sector. From time to time, a particular set of circumstances may affect this sector or companies within the sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected.

Item 2.	Controls and Procedures.

(a)     Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)     There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications from the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Gardner Lewis Investment Trust

By (Signature and Title)		/s/ W. Whitfield Gardner
W. Whitfield Gardner, Chairman and Chief
Executive Officer (Principal Executive Officer)

Date	September 18, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ W. Whitfield Gardner
W. Whitfield Gardner, Chairman and Chief
Executive Officer (Principal Executive Officer)

Date	September 18, 2012

By (Signature and Title)		/s/ Mark J. Seger
Mark J. Seger, Treasurer (Principal Financial Officer)

Date	September 18, 2012